Significant accounting policies - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Profit (loss), attributable to owners of parent	$ 588,138	$ 685,117	$ 923,191
Weighted average number of shares, basic (in shares)	285,637,916	285,637,916	285,638,456
Basic earnings per share (in USD per share)	$ 2.0590	$ 2.3986	$ 3.2320
Weighted average number of shares, diluted (in shares)	285,637,916	285,637,916	285,638,456
Diluted (losses) earnings per share (in USD per share)	$ 2.0590	$ 2.3986	$ 3.2320
Series A Common Shares
Significant Accounting Policies [Line Items]
Weighted average number of shares, basic (in shares)	142,819,012	142,819,012	142,819,552
Weighted average number of shares, diluted (in shares)	142,819,012	142,819,012	142,819,552
Series B Common Shares
Significant Accounting Policies [Line Items]
Weighted average number of shares, basic (in shares)	142,818,904	142,818,904	142,818,904
Weighted average number of shares, diluted (in shares)	142,818,904	142,818,904	142,818,904